Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Movement in Investment Properties

The movements in investment properties for the years ended December 31, 2018 and 2017 were as follows:

Item	At the Beginning of the year	Total useful life	P/L for changes in the FV	Additions	Disposals	As of 12/31/2018
Measurement at fair value
Rented properties	287,072	50	143,928	10,468	(28,111)	413,357

TOTAL INVESTMENT PROPERTIES	287,072		143,928	10,468	(28,111)	413,357

Item	At the Beginning of the year	Total useful life	P/L for changes in the FV	Additions	Disposals	As of 12/31/2017
Measurement at fair value
Rented properties	887,242	50	(17,976)	14,294	(596,488)	287,072

TOTAL INVESTMENT PROPERTIES	887,242		(17,976)	14,294	(596,488)	287,072